Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,332	$ 10,722	$ 10,388	$ 11,699	$ 11,428	$ 11,094	$ 10,314	$ 10,316	$ 9,901	$ 9,926	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,220	10,672	10,397	11,765	11,555	11,280	10,544	10,595	10,225	10,308	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,203,366	1,137,241	1,099,664	1,236,438	1,205,027	1,168,995	1,084,304	1,082,851	1,036,933	1,038,032	1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,274,447	1,214,540	1,164,612	1,274,801	1,250,104	1,191,873	1,098,302	1,085,980	1,028,651	1,030,957	1,000,000
Bloomberg Massachusetts Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Account Value	$ 12,450	11,876	11,481	12,537	12,389	11,784	10,880	10,783	10,230	10,314	10,000
Bloomberg Massachusetts Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Account Value	$ 12,450	11,876	11,481	12,537	12,389	11,784	10,880	10,783	10,230	10,314	10,000
Bloomberg Massachusetts Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Account Value	$ 1,244,986	$ 1,187,364	$ 1,148,055	$ 1,253,641	$ 1,238,871	$ 1,178,321	$ 1,087,955	$ 1,078,270	$ 1,022,920	$ 1,031,422	$ 1,000,000